  Legg Mason

--------------------------------------------------------------------------------


  TAX EXEMPT TRUST, INC.



                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                              June 30, 2002

                                                                           LEGG
                                                                          MASON
                                                                          FUNDS

                Personalized Guidance. Intelligent Choices./SM/

To Our Shareholders,

   On June 30, 2002, the Legg Mason Tax Exempt Trust had $415 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 0.76% and its average weighted maturity is 16 days.

   The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   Some of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                             Sincerely,
                              /s/ John F. Curley,
                              Jr.
                              John F. Curley, Jr.
                              Chairman

                              /s/ Mark R. Fetting
                              Mark R. Fetting
                              President

July 26, 2002

Statement of Net Assets
June 30, 2002 (Unaudited)
(Amounts in Thousands)


Legg Mason Tax Exempt Trust, Inc.



                                                  Rate  Maturity Date   Par     Value
----------------------------------------------------------------------------------------
Alabama -- 1.2%
The Industrial Development Board of the City of
 Montgomery, Pollution Control and Solid Waste
 Disposal Revenue Refunding Bonds (General
 Electric Company Project), Series 1990 VRDN
 (Aaa/P-1, AAA/A-1+)                              1.65%    8/2/02     $ 5,000 $ 5,000/A/
                                                                              ----------

Alaska -- 1.2%
City of Valdez, Alaska, Marine Terminal Revenue
 Refunding Bonds (BP Pipelines (Alaska) Inc.
 Project), Series 2001 VRDN
 (Aa1/VMIG1, AA+/A-1+)                            1.85%    7/1/02       5,050   5,050/A/
                                                                              ----------

Arizona -- 2.1%
Arizona Salt River Project Electric System
 Revenue Bonds (P-1, A-1+)
  Series A TECP                                   1.65%    8/7/02       3,700      3,700
  Series A TECP                                   1.65%    8/8/02       3,000      3,000
  Series A TECP                                   1.40%    9/17/02      2,000      2,000
                                                                              ----------
                                                                                   8,700
                                                                              ----------

Delaware -- 1.6%
University of Delaware, Revenue Bonds, Series
 1998 VRDN (AA/A-1+)                              1.25%    7/3/02       6,500   6,500/A/
                                                                              ----------

District of Columbia -- 1.4%
District of Columbia (American Red Cross), Series
 2000 TECP (Aa2/VMIG1, A+/A-1)                    1.30%    9/6/02       6,000      6,000
                                                                              ----------

Florida -- 6.3%
Jacksonville Electric Authority Revenue
 Bonds (Subordinated Electric Systems)
 (Aa3/VMIG1, AA-/A-1+, AA+)
  Series B VRDN                                   1.85%    7/1/02      11,000  11,000/A/
  Series C VRDN                                   1.85%    7/1/02       5,100   5,100/A/

Pinellas County, Florida, Health Facilities
 Authority (Bayfront Medical Center, Inc.
 Project), Refunding Revenue Bonds,
 Series 1989 VRDN
 (Aaa/VMIG1, AAA/A-1+)                            1.20%    7/3/02       1,400   1,400/A/

                                                 Rate  Maturity Date   Par     Value
--------------------------------------------------------------------------------------
Florida -- Continued
Putnam County, Florida, Development Authority
 PCR Bonds (Seminole Electric Cooperative, Inc.)
 (A+/A-1+)
  Series 1984 H-1 VRDN                           1.55%    7/3/02     $ 6,420 $6,420/A/
  Series 1984 H-2 VRDN                           1.55%    7/3/02       2,350  2,350/A/
                                                                             ---------
                                                                                26,270
                                                                             ---------

Georgia -- 1.0%
Burke County, Georgia, PCR Bonds (Oglethorpe
 Power), Series 1998 A
 (Aaa/VMIG1, AAA/A-1+, A-1+/F1+)                 1.65%    8/2/02       4,000     4,000
                                                                             ---------

Hawaii -- 3.9%
City and County of Honolulu, Hawaii, GO
 Bonds (Aaa/VMIG1, AAA/A-1+)
  Series 2000 A VRDN                             1.20%    7/3/02       6,545  6,545/A/
  Series 2000 A VRDN                             1.20%    7/3/02       3,900  3,900/A/
  Series 2000 B VRDN                             1.20%    7/3/02       5,750  5,750/A/
                                                                             ---------
                                                                                16,195
                                                                             ---------

Kentucky -- 2.3%
Kentucky Economic Development Finance
 Authority Hospital Revenue Bonds (Baptist
 Healthcare System Obligated Group), Series
 1999 VRDN (Aaa/VMIG1, AAA/A-1+)                 1.25%    7/3/02       9,410  9,410/A/
                                                                             ---------

Louisiana -- 2.8%
City of New Orleans, State of Louisiana, Public
 Improvement Bonds, Series 1992 (Aaa, AAA)       7.50%    9/1/02       1,000     1,010

Parish of East Baton Rouge, State of Louisiana,
 PCR Refunding Bonds (Exxon Project), 1993
 Series VRDN (Aaa/P-1, AAA/A-1+)                 1.85%    7/1/02       1,700  1,700/A/

Parish of the Ascension, Environmental
 Improvement Refunding Revenue Bonds (Shell
 Oil Company Project), Series 1993 VRDN
 (AAA/A-1+)                                      1.85%    7/1/02       1,000  1,000/A/

Parish of the Ascension, PCR Refunding Revenue
 Bonds (Shell Oil Company Project), Series 1993
 VRDN (AAA/A-1+)                                 1.85%    7/1/02       7,800  7,800/A/
                                                                             ---------
                                                                                11,510
                                                                             ---------

                                                   Rate  Maturity Date   Par     Value
-----------------------------------------------------------------------------------------
Maryland -- 16.1%
Anne Arundel County, Maryland, GO Bonds,
 Series 2002 (Aa1, AA+)                            3.00%    3/1/03     $ 3,030 $    3,049

Baltimore County, Maryland, Consolidated Public
 Improvement BANS, Series 1995 TECP
 (P-1, A-1+)                                       1.35%    9/6/02       2,000      2,000

Baltimore County, Maryland, Metro District
 BANS, Series 1995 TECP (P1, A1+, F1)              1.30%    9/9/02       5,000      5,000

Baltimore County, Maryland, Revenue Bonds
 (Oak Crest Village Inc. Project), Series 1999 A
 VRDN (Aa3/VMIG1)                                  1.25%    7/4/02      13,500  13,500/A/

Baltimore County, Maryland, Revenue Bonds
 (The Sheppard and Enoch Pratt Hospital
 Facility), Series 1992 VRDN (Aa3/VMIG1)           1.25%    7/3/02       2,400   2,400/A/

Frederick County, Maryland, GO Public Facilities
 Bonds (Aa2, AA)                                   5.00%   12/1/02       1,300      1,317

Maryland Department of Transportation,
 Consolidated Transportation Bonds, Refunding
 Series 1998 (Aa2, AA)                             5.00%    9/1/02         500        502

Maryland Health and Higher Educational
 Facilities Authority (Johns Hopkins Hospital)
 (P-1, A-1+)
  Series A TECP                                    1.60%    8/1/02       1,454      1,454
  Series A TECP                                    1.65%    8/1/02       3,000      3,000
  Series C TECP                                    1.65%    8/6/02       6,000      6,000
  Series A TECP                                    1.30%    9/6/02       4,500      4,500

Maryland Health and Higher Educational
 Facilities Authority (Pooled Loan Program
 Issue) (Aa2/VMIG1)
  Series 1985 A VRDN                               1.20%    7/3/02       9,000   9,000/A/
  Series 1985 B VRDN                               1.20%    7/3/02       2,800   2,800/A/

Maryland State Industrial Development Financing
 Authority, Revenue Bonds (American Center for
 Physics Headquarters Facility), Series 2001 (AA-) 4.00%   12/15/02      1,500      1,513

Maryland State Industrial Development Financing
 Authority, Revenue Bonds (National Aquarium
 in Baltimore Facility), Series 2002 A VRDN
 (Aaa/VMIG1)                                       1.20%    7/3/02       4,000   4,000/A/

Washington Suburban Sanitary District, BANS,
 Series 2001 VRDN (Aa1/VMIG1, AAA/A-1+)            1.25%    7/3/02       6,900   6,900/A/
                                                                               ----------
                                                                                   66,935
                                                                               ----------

                                                   Rate  Maturity Date   Par     Value
-----------------------------------------------------------------------------------------
Massachusetts -- 1.2%
The Commonwealth of Massachusetts, GO
 Refunding Bonds, 2001 Series C
 VRDN (Aa2/VMIG1, AA-/A-1+)                        1.25%    7/4/02     $ 5,000 $ 5,000/A/
                                                                               -------

Michigan -- 0.5%
Michigan State Housing Development Authority,
 Rental Housing Revenue Bonds, Series 1997 B
 VRDN (Aaa/VMIG1, AAA/A-1+)                        1.20%    7/3/02       2,170   2,170/A/
                                                                               -------

Minnesota -- 1.6%
City of Rochester, Minnesota, Health Care
 Facilities Revenue Bonds (Mayo Foundation/
 Mayo Medical Center), Series 1992 C VRDN
 (Aaa/VMIG1, AAA/A-1+)                             1.65%    8/7/02       6,500   6,500/A/
                                                                               -------

Mississippi -- 2.6%
Jackson County, Mississippi, Port Facility
 Refunding Revenue Bonds (Chevron USA Inc.
 Project), Series 1993 VRDN (Aa2/P-1)              1.85%    7/1/02      10,780  10,780/A/
                                                                               -------

Missouri -- 0.8%
Health and Educational Facilities Authority of the
 State of Missouri, Medical Research Facilities
 Revenue Bonds (Stowers Institute for Medical
 Research), Series 2000 VRDN
 (Aaa/VMIG1, AAA/A-1+)                             1.25%    7/4/02       3,500   3,500/A/
                                                                               -------

Nebraska -- 2.4%
Omaha Public Power District TECP (P-1, A-1+)       1.65%    8/2/02      10,000  10,000
                                                                               -------

Ohio -- 6.2%
County of Cuyahoga, Ohio, Hospital Revenue
 Refunding Bonds (The Cleveland Clinic
 Foundation), Series 1997 A VRDN
 (Aaa/VMIG1, AAA/A-1+)                             1.30%    7/3/02       2,525   2,525/A/

Ohio Higher Educational Facility Commission
 Revenue Bonds (Xavier University 2000 Project)
 VRDN (Aa3/VMIG1)                                  1.30%    7/5/02      11,295  11,295/A/

Ohio State University General Receipt Bonds,
 Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+)            1.25%    7/4/02      11,725  11,725/A/
                                                                               -------
                                                                                25,545
                                                                               -------

                                                Rate  Maturity Date   Par     Value
--------------------------------------------------------------------------------------
Pennsylvania -- 7.7%
Allegheny County, Pennsylvania, Hospital
 Development Authority, Health Center Revenue
 Bonds (Presbyterian University Hospital)
  Series 1990 A VRDN (Aaa/VMIG1, AAA/A-1)       1.25%    7/4/02     $ 2,000 $ 2,000/A/
  Series 1990 A VRDN (Aaa/VMIG1, AAA/A-1)       1.25%    7/4/02       1,700   1,700/A/
  Series 1988 B1 VRDN (Aa2/VMIG1)               1.30%    7/4/02       1,090   1,090/A/
  Series 1998 B2 VRDN (Aa2/VMIG1)               1.30%    7/4/02       5,090   5,090/A/

Commonwealth of Pennsylvania, GO Bonds,
 First Series of 2001 (Aa1, AA+)                5.00%    1/15/03      1,000   1,017

Delaware County, Pennsylvania, IDA
 Revenue Refunding Bonds (Resource
 Recovery Facility, General
 Electric Capital Corporation),
 Series 1997 G VRDN
 (Aaa/P-1, AAA/A-1+)                            1.15%    7/3/02       4,000   4,000/A/

Lackawanna County, Pennsylvania,
 IDA (National Book Company
 Project), Series 1986 VRDN (A/A-1)             2.38%    7/3/02         700     700/A/

Northampton County, Pennsylvania,
 Higher Education Authority Revenue
 Bonds (Lehigh University),
 Series 2000 VRDN
 (Aa3/VMIG1, AA-/A-1)                           1.15%    7/4/02       7,500   7,500/A/

Pennsylvania Higher Educational Facilities
 Authority Revenue Refunding Bonds (Carnegie
 Mellon University), Series 1995 C VRDN
 (AA-/A-1+)                                     1.85%    7/1/02       5,700   5,700/A/

The Hospitals and Higher Education Facilities
 Authority of Philadelphia, Hospital Revenue
 Bonds (The Children's Hospital of Philadelphia
 Project) Series B of 1992 VRDN
 (Aa/VMIG1, AA/A-1+)                            1.85%    7/1/02       3,000   3,000/A/
                                                                            -------
                                                                             31,797
                                                                            -------

South Carolina -- 2.7%
Berkeley County, South Carolina, PCR Refunding
 Bonds (Amoco Chemical Company Project),
 Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)         1.85%    7/1/02       1,400   1,400/A/

                                                 Rate  Maturity Date   Par     Value
---------------------------------------------------------------------------------------
South Carolina -- Continued
South Carolina Public Service Authority
 Promissory Notes (P-1, A-1+, F1+)
  TECP                                           1.65%    8/6/02     $ 5,000 $ 5,000
  TECP                                           1.65%    8/7/02       4,000   4,000

South Carolina Public Service Authority, Revenue
 Bonds, Refunding Series A (Aa2, AA-)            5.00%    1/1/03       1,000   1,017
                                                                             -------
                                                                              11,417
                                                                             -------

Texas -- 12.4%
Board of Regents of the University of Texas,
 Revenue System, Purpose and Security,
 Permanent University Fund Revenue Bonds,
 Series 1992 B (Aaa, AAA)                        6.20%    7/1/06       2,000   2,000

Dallas, Texas, Area Rapid Transit (P-1, A-1+)
  Series 2001 TECP                               1.65%    9/4/02       4,000   4,000
  Series 2001 TECP                               1.65%    9/5/02       5,000   5,000

Harris County, Texas, Health Facilities
 Development Corporation, Hospital Revenue
 Bonds (The Methodist Hospital), (AA/A-1+)
  Series 1994 VRDN                               1.85%    7/1/02       1,000   1,000/A/
  Series 1997 VRDN                               1.85%    7/1/02       9,500   9,500/A/

Harris County, Texas, Industrial Development
 Corporation Revenue Refunding Bonds (Shell
 Oil Company Project), Series 1997 VRDN
 (Aa1/VMIG1, AAA/A-1+)                           1.85%    7/1/02       7,200   7,200/A/

Southwest Higher Education Authority Inc.
 (Southern Methodist University Project), Higher
 Education Revenue Bonds, Refunding Series
 1985 VRDN (Aaa/VMIG1)                           1.85%    7/1/02       1,000   1,000/A/

Texas State MultiModal Water Development
 Board, Series 1992 A VRDN
 (Aa1/VMIG1, AA-/A-1+)                           1.85%    7/1/02       6,000   6,000/A/

Texas State Public Finanace Authority, Revenue
 Notes, Series B TECP (P-1, A-1+, F1+)           1.35%    9/3/02       3,600   3,600

Texas State Tax and Revenue Anticipation Notes,
 Series 2001 A (MIG1, SP-1+)                     3.75%    8/29/02     12,000  12,024
                                                                             -------
                                                                              51,324
                                                                             -------

                                                  Rate  Maturity Date   Par     Value
----------------------------------------------------------------------------------------
Utah -- 5.3%
Emery County, Utah, PCR Refunding Bonds
 (PacifiCorp Project), Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1)                             1.85%    7/1/02     $12,300 $12,300/A/

Intermountain Power Agency, Variable Rate
 Power Supply Revenue and Refunding Bonds,
 Series 1985 E VRDN (Aaa/VMIG1, AAA/A-1+)         1.50%    7/15/02      1,850   1,850/A/

State of Utah, Adjustable Rate GO Highway
 Bonds, Series 1999 A VRDN
 (Aaa/VMIG1, AAA/A-1+)                            1.20%    7/3/02       8,000   8,000/A/
                                                                              -------
                                                                               22,150
                                                                              -------

Virginia -- 4.9%
City of Norfolk, Virginia, GO Capital
 Improvement and Refunding Bonds,
 Series 1994 (A1, AA)                             4.80%    6/1/03       4,000   4,107

Harrisonburg, Virginia, Redevelopment and
 Housing Authority Subordinated Revenue
 Bonds, Series 2000 A (AA-/A-1+)                  1.25%    7/4/02      14,750  14,750

Virginia State Public Schools Authority Refunding
 Bonds, Series 1998 A (Aa1, AA+)                  5.00%    8/1/02       1,400   1,404
                                                                              -------
                                                                               20,261
                                                                              -------

Washington -- 4.2%
State of Washington, Adjustable Rate GO Bonds,
 Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1+)         1.20%    7/3/02      13,400  13,400/A/

Washington State Housing Finance Commission
 (Pacific First Federal Savings Bank Program),
  Series 1988 B VRDN (AAA/A-1+)                   1.25%    7/3/02       4,148   4,148/A/
                                                                              -------

                                                                               17,548
                                                                              -------

Wisconsin -- 3.1%
State of Wisconsin, GO Extendible Commercial
 Notes, TECP (P-1, A-1+)
  Series 2000 A                                   1.70%    8/1/02       8,000   8,000
  Series 2000 A                                   1.40%    9/3/02       5,000   5,000
                                                                              -------
                                                                               13,000
                                                                              -------

                                                 Rate   Maturity Date   Par      Value
-----------------------------------------------------------------------------------------
Wyoming -- 3.2%
Lincoln County, Wyoming, PCR Bonds (Exxon
 Project), Series 1985 VRDN
 (Aaa/P-1, AAA/A-1+)                             1.80%     7/1/02     $ 3,200 $  3,200/A/

Lincoln County, Wyoming, PCR Bonds
 (PacifiCorp Project), Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1+)                           1.95%     7/1/02       2,100    2,100/A/

Sublette County, Wyoming, PCR Bonds (Exxon
 Project), Series 1984 VRDN
 (Aaa/P-1, AAA/A-1+)                             1.80%     7/1/02       5,800    5,800/A/

Sweetwater County, Wyoming, PCR Refunding
 Bonds (PacifiCorp Project), Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1+)                           1.95%     7/1/02       2,200    2,200/A/
                                                                              --------
                                                                                13,300
-----------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 98.7%                        409,862/B/
Other Assets Less Liabilities -- 1.3%                                            5,362
                                                                              --------

Net assets applicable to 415,223 shares outstanding -- 100.0%                 $415,224
                                                                              --------

Net asset value per share                                                        $1.00
                                                                                 -----
-----------------------------------------------------------------------------------------

/A/The rate shown is the rate as of June 30, 2002, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
/B/Also represents cost for federal income tax purposes.

  A guide to investment abbreviations appears on the next page.

  See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited)


Investment Abbreviations:

                     BANS Bond Anticipation Notes
                     GO   General Obligation
                     IDA  Industrial Development Authority
                     PCR  Pollution Control Revenue
                     TECP Tax-Exempt Commercial Paper
                     VRDN Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

  Municipal Notes
    MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
    SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
    F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

  Commercial Paper
    P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
    A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
    F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

  Municipal Bonds
    Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.
    AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
    AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
    The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 2002. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                                 June 30, 2002
                    ----------------------------------------
                                               Percentage of
                    Maturity Period Amount/Par   Portfolio
                    ----------------------------------------
                                      (000)           (cum)
                         1-7 days    $284,298   69.4%  69.4%
                        8-45 days      61,054   14.9   84.3
                       46-90 days      52,450   12.8   97.1
                     Over 90 days      11,830    2.9  100.0
                                     --------  -----
                                     $409,632  100.0%
                                     --------  -----

  Average Weighted Maturity:  25 days

  Statement of Operations
  For the Six Months Ended June 30, 2002 (Unaudited)
  (Amounts in Thousands)

  Legg Mason Tax Exempt Trust, Inc.

       ------------------------------------------------------------------

       Investment Income:
         Interest                                                  $3,158

       Expenses:
         Management fee                                    $1,100
         Distribution and service fees                        220
         Audit and legal fees                                  23
         Custodian fees                                        33
         Directors' fees                                        5
         Registration fees                                     29
         Reports to shareholders                               14
         Transfer agent and shareholder servicing expense      52
         Other expenses                                        28
                                                           ------
                                                            1,504
           Less compensating balance credits                   (2)
                                                           ------
           Total expenses, net of compensating
            balance credits                                         1,502
                                                                   ------

       Net Investment Income                                        1,656

       Net Realized and Unrealized Gain/(Loss)
        on Investments                                                  8
       ------------------------------------------------------------------
       Change in Net Assets Resulting From Operations              $1,664
       ------------------------------------------------------------------

    See notes to financial statements.

  Statement of Changes in Net Assets
  (Amounts in Thousands)

  Legg Mason Tax Exempt Trust, Inc.



                                                     For the Six   For the
                                                     Months Ended Year Ended
                                                       6/30/02     12/31/01
    ------------------------------------------------------------------------
                                                      (Unaudited)
    Change in Net Assets:
    Net investment income                            $     1,656   $  8,977
    Net realized gain/(loss) on investments                    8         14
    ------------------------------------------------------------------------
    Increase in net assets resulting from operations       1,664      8,991
    Distributions to shareholders from net
     investment income                                    (1,656)    (8,977)
    Change in net assets from Fund share
     transactions                                          7,531     19,541
    ------------------------------------------------------------------------
    Change in net assets                                   7,539     19,555
    ------------------------------------------------------------------------

    Net Assets:
    Beginning of period                                  407,685    388,130
    ------------------------------------------------------------------------
    End of period                                    $   415,224   $407,685
    ------------------------------------------------------------------------

    See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.



  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                              Years Ended December 31,
                                  ------------------------------------------------
                     Six Months
                       Ended
                    June 30, 2002     2001      2000      1999      1998    1997
-----------------------------------------------------------------------------------
                    (Unaudited)
Net asset value,
 beginning of
 period                  $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
                   ----------------------------------------------------------------
Investment
 operations:
  Net investment
   income                .0037       .0206     .0339     .0252     .0271     .0292
Distributions:
  From net
   investment
   income               (.0037)     (.0206)   (.0339)   (.0252)   (.0271)   (.0292)
                   ----------------------------------------------------------------
Net asset value,
 end of period           $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
                   ----------------------------------------------------------------

Ratios/supple
 mental data:
  Total return         .76%/C/       2.08%     3.44%     2.56%     2.75%     2.95%
  Total expenses
   to average
   net assets/A/          .68%        .68%      .70%      .71%      .72%      .73%
  Net expenses to
   average
   net assets/B/          .68%        .68%      .70%      .70%      .71%      .72%
  Net investment
   income
   to average
   net assets          .75%/C/       2.06%     2.25%     2.25%     2.71%     2.92%
  Net assets, end
   of period          $415,224    $407,685  $388,130  $374,853  $330,134  $307,371
-----------------------------------------------------------------------------------

/A/This ratio reflects total expenses before compensating balance credits. /B/This ratio reflects expenses net of compensating balance credits. /C/Annualized.

See notes to financial statements.

  Notes to Financial Statements
  Legg Mason Tax Exempt Trust, Inc.
  (Amounts in Thousands) (Unaudited)

  ------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies:

    The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

    Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  Security Valuation
    Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

  Security Transactions
    Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At June 30, 2002, there were no unsettled investments purchased or receivables for investments sold.

  Investment Income and Dividends to Shareholders
    Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 2002, dividends payable of $115 were accrued.

  Compensating Balance Credits
    The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

  ------------------------------------------------------------------------------


  Federal Income Taxes
    No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

    The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2002, the Fund has capital loss carryforwards of $6, which expire in 2002.

2. Transactions With Affiliates:

    The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Management fees of $173 were payable to LMFA at June 30, 2002.
    Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets.
    Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund may pay
  Legg Mason a Rule 12b-1 service fee at an annual rate not to exceed 0.20% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $35 were payable to Legg Mason at June 30, 2002.
    LM Fund Services, Inc., a registered transfer agent, has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $24 for the six months ended June 30, 2002.
    The Adviser, LMFA, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

    The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 2002, paid-in capital aggregated $415,223. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per

  ------------------------------------------------------------------------------

  share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                            Reinvestment
                                  Sold    of Distributions Repurchased  Net Change
----------------------------------------------------------------------------------
Six Months Ended June 30, 2002 $  704,001      $1,640      $  (698,110)  $ 7,531
Year Ended December 31, 2001    1,399,943       8,468       (1,388,870)   19,541

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                                 Specialty Funds:

Value Trust                                   Balanced Trust

Special Investment Trust                      Financial Services Fund

American Leading Companies Trust              Opportunity Trust

Classic Valuation Fund

Focus Trust

U.S. Small-Capitalization Value Trust
Global Funds:                                 Taxable Bond Funds:

Global Income Trust                           U.S. Government Intermediate-Term Portfolio

Europe Fund                                   Investment Grade Income Portfolio

International Equity Trust                    High Yield Portfolio

Emerging Markets Trust
Tax-Free Bond Funds:                          Money Market Funds:

Tax-Free Intermediate-Term Income Trust       U.S. Government Money Market Portfolio

Maryland Tax-Free Income Trust                Cash Reserve Trust

Pennsylvania Tax-Free Income Trust            Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.


                                                                           LEGG
                                                                          MASON
                                                                          FUNDS

                Personalized Guidance. Intelligent Choices./SM/

Investment Manager
  Legg Mason Fund Adviser, Inc.
  Baltimore, MD

Investment Adviser
  Legg Mason Trust, fsb
  Baltimore, MD

Board of Directors and Officers
  John F. Curley, Jr., Chairman
  Mark R. Fetting, President
  Richard G. Gilmore
  Arnold L. Lehman
  Dr. Jill E. McGovern
  T. A. Rodgers

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
  State Street Bank & Trust Company Boston, MA

Counsel
  Kirkpatrick & Lockhart LLP
  Washington, DC

Independent Accountants
  PricewaterhouseCoopers LLP Baltimore, MD
An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is not to be distributed unless preceded or accompanied by a prospectus.
                     Legg Mason Wood Walker, Incorporated
                        Member NYSE, Inc. . Member SIPC
                               100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                               410 . 539 . 0000


LMF-016
8/02